Stock-Based Compensation - Summary of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 11,040	$ 337	$ 3,847	$ 2,483
Research and Development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	5,975	180	1,106	372
Selling, General and Administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 5,065	$ 157	$ 2,741	$ 2,111